Taxation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended						36 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022	Dec. 31, 2019 HKD ($)	Dec. 31, 2018	Dec. 31, 2026
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of preferential tax treatment on income tax benefit	¥ (35,978)	¥ (4,907)	¥ 29,016
Effect of preferential tax treatment on basic and diluted net loss per share | ¥ / shares	¥ 0.22	¥ 0.03	¥ (0.18)
Net income tax and related interest paid	¥ 18,722	¥ 2,488	¥ 0
Net operating loss carry forwards	270,390	¥ 418,469	¥ 627,437
Percentage of tax withholding rate if the investor holds at least 25% in foreign invested enterprises				5.00%
Percentage of tax withholding rate if the investor holds less than 25% in foreign invested enterprises				10.00%
Accrued deferred tax liabilities	¥ 0
PRC
Income Tax Disclosure [Line Items]
VAT regulations exempted percentage	1.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
PRC | Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd. (Previously Shanghai Yueyee Network Information Technology Co., Ltd) (“Shanghai Yueyee” or “Shanghai Wanwuxinsheng”) | 2021 to 2023
Income Tax Disclosure [Line Items]
Preferential EIT rate				15.00%
PRC | Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd. (Previously Shanghai Yueyee Network Information Technology Co., Ltd) (“Shanghai Yueyee” or “Shanghai Wanwuxinsheng”) | 2024 to 2026 | Scenario Forecast
Income Tax Disclosure [Line Items]
Preferential EIT rate							15.00%
Hong Kong
Income Tax Disclosure [Line Items]
Statutory income tax rate				16.50%	16.50%
Year of assessment						2018 2019
Threshold amount of profits earned for half the current tax rate | $					$ 2
Percentage of half current tax rate on first profits earned					8.25%
Pre-Owned Consumer Electronic Products
Income Tax Disclosure [Line Items]
VAT levy rate				3.00%
Other Products | PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate	13.00%
Service | PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate	6.00%